Bank Loans	12 Months Ended
Mar. 31, 2026
Bank Loans [Abstract]
BANK LOANS

Note 12 — BANK LOANS

Long-term and short-term bank loans are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Total bank loans	3,234,199	4,005,694	3,105,013
Less: current portion of bank loans	(400,016)	(487,266)	(377,704)
Long-term bank loans	2,834,183	3,518,428	2,727,309

Bank loans comprised of the following:

Loan	Principal amount		Maturity date	Interest rate	Repayment method	March 31, 2025	March 31, 2026	March 31, 2026
						S$	S$	US$
				Fixed at 1.68% for first 2 years.
Mortgage loan I	S$	3,270,400	July 31, 2030	Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,188,377	1,006,166	779,930

Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	670,829	628,829	487,437

Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	565,504	480,246	372,263

Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	595,455	552,634	428,374

Mortgage loan V*	S$	1,048,800	March 21, 2040	Fixed at 3.00% for first 2 years Subsequent years- 3.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	131,219	316,950	245,683

Mortgage loan VI	S$	350,000	June 18,2030	Prevailing 3-month Cost of Funds plus 1.50%	Monthly repayment	—	301,248	233,512

Mortgage loan VII*	S$	1,091,400	February 28,2045	3-month SORA (in advance) plus a margin of 0.75% per annum for the first 2 years, and 3.00% per annum thereafter.	Monthly repayment	—	321,337	249,084

Mortgage loan VIII*	S$	1,091,400	February 28,2045	3-month SORA (in advance) plus a margin of 0.75% per annum for the first 2 years, and 3.00% per annum thereafter.	Monthly repayment	—	321,425	249,153

Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	66,617	61,826	47,924

Term loan II	S$	200,000	August 31, 2036	1.30% to 2.0% over the applicable 3-month SORA	Monthly repayment	16,198	15,033	11,653
Total bank loans						3,234,199	4,005,694	3,105,013

*	Mortgage Loan V,VII,VIII relates to the construction in progress, as disclosed in Note 9.

For the years ended March 31, 2024, 2025 and 2026, the effective interest rate of the Company’s bank loans ranged from 3.53% to 6.71%, 1.68% to 4.98%, and 2.80% to 4.94% per annum respectively.

Interest expenses arising from the Company’s bank loans for the years ended March 31, 2024, 2025 and 2026 amounted to S$134,001, S$160,780 and S$130,578 (US$101,215) respectively.

The Company’s bank loans are secured by the following — existing first legal mortgages over certain properties of the Company, existing corporate guarantee from a director and shareholder of the Company and an insurance policy as disclosed in Note 8.

The maturity dates for the Company’s outstanding bank loans as of March 31,2025 and 2026 are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
2026	490,858	—	—
2027	484,500	616,407	477,808
2028	483,922	616,407	477,808
2029	483,922	616,407	477,808
2030	483,922	616,407	477,808
2031	—	444,519	344,569
Thereafter	1,347,093	1,654,934	1,282,822
Total bank loans	3,774,217	4,565,081	3,538,623
Less: Imputed interest	(540,018)	(559,387)	(433,610)
Present value of bank loans	3,234,199	4,005,694	3,105,013

The Company’s bank loan agreements contain certain covenants, which require compliance with certain financial ratios. As of March 31, 2025 and 2026, the Company were in compliance with all the financial covenants under its existing loan agreements.